TRADE AND OTHER PAYABLES - Disclosure of detailed information about trade and other payable (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables and accrued liabilities	$ 1,222,656	$ 1,031,688
Taxes payable	63,461	57,531
Total trade and other current payables	$ 1,286,117	$ 1,089,219